UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/10
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        127
                                         --------------
Form 13F Information Table Value Total:  $ 5,560,384
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron's Inc                    COM              002535201     7513   270920 SH       Sole                   270920
Abbott Laboratories            COM              002824100   156840  2904982 SH       Sole                  2872903             32079
Afflilated Managers Group      COM              008252108      266     3955 SH       Sole                     3955
AFLAC Inc.                     COM              001055102      324     7000 SH       Sole                     7000
Airtran Hldgs Inc.             COM              00949P108    17113  3278443 SH       Sole                  3268763              9680
Alleghany Corp (Delaware)      COM              017175100    12220    44277 SH       Sole                    44277
Alliance Data Systems Corp     COM              018581108    54553   844599 SH       Sole                   839209              5390
Allstate Corp                  COM              020002101    30338  1009936 SH       Sole                   998516             11420
American Italian Pasta         COM              027070101     9351   268778 SH       Sole                   268778
Anadarko Petroleum             COM              032511107   189348  3033457 SH       Sole                  3004314             29143
Analogic Corp                  COM              032657207     3422    88856 SH       Sole                    88856
Apache Corporation             COM              037411105   245803  2382506 SH       Sole                  2357576             24930
Apogee Enterprises             COM              037598109     8633   616630 SH       Sole                   616630
Assurant Inc                   COM              04621X108    56061  1901655 SH       Sole                  1896310              5345
Assured Guaranty LTD           COM              G0585R106    84682  3891643 SH       Sole                  3870378             21265
Avery Dennison Corp.           COM              053611109    74196  2033330 SH       Sole                  2016410             16920
Bank of America Corp.          COM              060505104     1372    91070 SH       Sole                    91070
Bank of New York Mellon Corp   COM              064058100    36079  1289934 SH       Sole                  1271544             18390
Baxter International           COM              071813109    98717  1682299 SH       Sole                  1671199             11100
BB&T Corp.                     COM              054937107      868    34197 SH       Sole                    34197
BE Aerospace, Inc.             COM              073302101     8088   344161 SH       Sole                   344161
Berry Pete Co Cl A             COM              085789105    12220   419197 SH       Sole                   419197
Brinks Company                 COM              109696104    10745   441465 SH       Sole                   441465
Brinks Home Security Holdings  COM              109699108     5210   159634 SH       Sole                   159634
Bristol Myers Squibb Co        COM              110122108     5261   208375 SH       Sole                   208375
Callaway Golf Co               COM              131193104     8539  1132542 SH       Sole                  1132542
Cardinal Health Inc            COM              14149Y108    62557  1940354 SH       Sole                  1913534             26820
Chattem Inc.                   COM              162456107    23349   250255 SH       Sole                   250255
Cimarex Energy Co              COM              171798101    67595  1276092 SH       Sole                  1268857              7235
Cisco Systems                  COM              17275R102   110525  4616752 SH       Sole                  4569592             47160
City National Corp             COM              178566105     6087   133479 SH       Sole                   133479
Cleco Corporation              COM              12561w105    13874   507643 SH       Sole                   507643
Comerica Inc                   COM              200340107      435    14696 SH       Sole                    14696
Conagra Foods Inc              COM              205887102   123658  5364769 SH       Sole                  5303383             61386
CSG Systems International      COM              126349109    10234   536075 SH       Sole                   536075
Del Monte Foods                COM              24522P103    10415   918473 SH       Sole                   918473
Dell Computer                  COM              24702R101    65454  4558055 SH       Sole                  4517850             40205
Devon Energy Corp              COM              25179M103   197541  2687638 SH       Sole                  2658747             28891
Dominion Resources Inc. /VA    COM              25746U109   140704  3615216 SH       Sole                  3577616             37600
Dover Corp                     COM              260003108   114240  2745494 SH       Sole                  2713268             32226
Encore Acquisition Co          COM              29255W100    12276   255644 SH       Sole                   255644
Energen Corp                   COM              29265N108     1438    30735 SH       Sole                    30735
Exterran Holdings Inc.         COM              30225X103    18441   859733 SH       Sole                   849133             10600
First American Corp            COM              318522307    13808   417040 SH       Sole                   417040
First California Financial     COM              319395109       34    12531 SH       Sole                    12531
First Financial Holdings Inc.  COM              320239106      785    60425 SH       Sole                    60425
First Niagara Financial Group  COM              33582V108     2243   161285 SH       Sole                   161285
First of Long Island Corp.     COM              320734106      535    21190 SH       Sole                    21190
Flower Foods Inc               COM              343498101    20518   863567 SH       Sole                   863567
Fluor Corp                     COM              343412102    50422  1119499 SH       Sole                  1112069              7430
Forest Labs                    COM              345838106     2386    74305 SH       Sole                    74305
Forest Oil Corp                COM              346091705     6434   289190 SH       Sole                   289190
Gamestop Corp New Class A      COM              36467w109     1175    53540 SH       Sole                    53540
General Mills Inc              COM              370334104   102613  1449133 SH       Sole                  1432116             17017
Global Sources Ltd.            COM              G39300101     2125   340022 SH       Sole                   340022
Hanesbrands Inc.               COM              410345102     5603   232394 SH       Sole                   210616             21778
Hanover Insurance Group Inc    COM              410867105     5935   133571 SH       Sole                   133571
Hartford Financial Services    COM              416515104      526    22618 SH       Sole                    22618
Hillenbrand Inc.               COM              431571108     8901   472465 SH       Sole                   472465
Horace Mann Edu Corp           COM              440327104     7751   620114 SH       Sole                   620114
Hornbeck Offshore Services     COM              440543106     8672   372520 SH       Sole                   372520
HUB Group Inc - CL A           COM              443320106     7888   293989 SH       Sole                   293989
Huntington Bancshares Inc      COM              446150104     7593  2080391 SH       Sole                  2080391
Illinois Tool Works            COM              452308109   108709  2265245 SH       Sole                  2238172             27073
inVentiv Health Inc.           COM              46122E105     5201   321629 SH       Sole                   321629
IShares Russell 1000           COM              464287622    10168   165842 SH       Sole                   165842
IStar Financial Inc            COM              45031U101      352   137445 SH       Sole                   137445
JAKKS Pacific Inc              COM              47012e106     6338   522942 SH       Sole                   522942
Johnson & Johnson              COM              478160104   104464  1621853 SH       Sole                  1601851             20002
JP Morgan Chase & Co.          COM              46625H100    42027  1008571 SH       Sole                   995656             12915
K-Swiss                        COM              482686102     6567   660619 SH       Sole                   660619
Kaydon Corp                    COM              486587108     4759   133074 SH       Sole                   133074
Kimberly Clark Corp.           COM              494368103    52119   818070 SH       Sole                   806900             11170
King Pharamaceuticals Inc      COM              495582108    24825  2023255 SH       Sole                  2023255
Kla-Tencor Corporation         COM              482480100   101343  2802615 SH       Sole                  2773087             29528
LaSalle Hotel                  COM              517942108     1855    87355 SH       Sole                    87355
Leucadia National Corp         COM              527288104     9028   379478 SH       Sole                   379478
Lifepoint Hospitals, Inc.      COM              53219L109    13961   429447 SH       Sole                   429447
Marsh & McLennan Cos           COM              571748102    39464  1787313 SH       Sole                  1762288             25025
McDonald's Corporation         COM              580135101   109070  1746790 SH       Sole                  1727014             19776
Medtronic Incorporated         COM              585055106   187219  4256902 SH       Sole                  4210872             46030
Merck & Co. Inc. New           COM              58933Y105   104986  2873176 SH       Sole                  2859236             13940
Microsoft Corp.                COM              594918104   143379  4702499 SH       Sole                  4649866             52633
Mid-America Apt Cmntys         COM              59522J103     7986   165413 SH       Sole                   165413
Morgan Stanley                 COM              617446448      213     7210 SH       Sole                     7210
MVC Capital Inc.               COM              553829102      445    37675 SH       Sole                    37675
National Penn Bancshares Inc.  COM              637138108     4613   796715 SH       Sole                   796715
Newbridge Bancorp              COM              65080T102      114    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     5728    80433 SH       Sole                    80433
Occidental Petroleum Corp      COM              674599105   210330  2585491 SH       Sole                  2560382             25109
Old Republic Int'l Corp.       COM              680223104    33042  3291029 SH       Sole                  3291029
Parker Hannifin Corp           COM              701094104    98608  1830136 SH       Sole                  1809969             20167
Pepsico                        COM              713448108    94541  1554944 SH       Sole                  1539964             14980
Pfizer Inc.                    COM              717081103   152134  8363594 SH       Sole                  8326587             37007
PNC Financial Services         COM              693475105     1575    29840 SH       Sole                    29840
Procter & Gamble               COM              742718109   144978  2391200 SH       Sole                  2363030             28170
Prudential Financial           COM              744320102    99138  1992322 SH       Sole                  1970067             22255
Raytheon Company               COM              755111507    68475  1329091 SH       Sole                  1327551              1540
Redwood Trust Inc.             COM              758075402     6182   427534 SH       Sole                   427534
ResCare                        COM              760943100    10167   907772 SH       Sole                   907772
Ruddick Corp                   COM              781258108     7383   286941 SH       Sole                   286941
Seacoast BKG Corp.             COM              811707306       88    53920 SH       Sole                    53920
Southwest Airlines             COM              844741108    44947  3932381 SH       Sole                  3871726             60655
Southwestern Energy Co         COM              845467109    19804   410881 SH       Sole                   406167              4714
State Street Corp.             COM              857477103      782    17967 SH       Sole                    17967
Steiner Leisure LTD            COM              P8744Y102    19351   486695 SH       Sole                   486695
Steris Corporation             COM              859152100     6484   231816 SH       Sole                   231816
Suntrust Banks                 COM              867914103    61168  3014700 SH       Sole                  2985195             29505
Synovus Financial Corp.        COM              87161C105      269   131448 SH       Sole                   131448
Sysco Corp.                    COM              871829107   105415  3772914 SH       Sole                  3722299             50615
The Hain Celestial Group, Inc. COM              405217100     8564   503470 SH       Sole                   503470
Toro Company                   COM              891092108    12937   309421 SH       Sole                   309421
Transocean LTD                 COM              H8817H100    40239   485978 SH       Sole                   481658              4320
Travelers Companies            COM              89417E109   115168  2309819 SH       Sole                  2287202             22617
Trinity Industries Inc         COM              896522109    19646  1126502 SH       Sole                  1121850              4652
UGI Corp                       COM              902681105    11818   488556 SH       Sole                   488556
United Fire & Casualty Co      COM              910331107     4521   247984 SH       Sole                   247984
United Technologies            COM              913017109   176653  2545064 SH       Sole                  2533108             11956
UnitedHealth Group Inc         COM              91324P102   118464  3886625 SH       Sole                  3842340             44285
US Bancorp                     COM              902973304    53149  2361138 SH       Sole                  2328605             32533
Verigy Ltd                     COM              Y93691106    32865  2553585 SH       Sole                  2530570             23015
Wal Mart Stores                COM              931142103   101450  1898038 SH       Sole                  1878868             19170
Wells Fargo & Co.              COM              949746101   105156  3896113 SH       Sole                  3864138             31975
WGL Holdings Inc               COM              92924F106    12655   377315 SH       Sole                   377315
Whiting Petroleum Corp.        COM              966387102    15169   212299 SH       Sole                   212299
XTO Energy Inc                 COM              98385X106    78163  1679834 SH       Sole                  1666484             13350
Huntington 8.5% PFD Series A   PFD              446150401     1439     1673 SH       Sole                     1673